SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Net Sales to Unaffiliated Customers (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 1,768.7	$ 1,759.7	$ 1,854.2	$ 1,776.4	$ 1,735.3	$ 1,679.5	$ 1,626.9	$ 1,572.1	$ 7,159.0	$ 6,613.8	$ 6,086.5
Retail Branding and Information Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,613.2	1,511.2	1,445.4
Retail Branding and Information Solutions | Apparel
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,441.7	1,352.0	1,276.7
Retail Branding and Information Solutions | Printer Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers									171.5	159.2	168.7
Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									4,851.1	4,511.7	4,187.3
Industrial and Healthcare Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									694.7	590.9	453.8
U.S.
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,625.1	1,557.8	1,525.6
U.S. | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,256.0	1,198.4	1,161.0
Europe
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,251.4	2,041.6	1,838.8
Europe | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,851.3	1,689.3	1,514.3
Asia
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,473.2	2,250.5	1,996.1
Asia | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,081.2	1,002.6	928.9
China (including Hong Kong)
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,430.0	1,300.0	1,140.0
Latin America
Net sales to unaffiliated customers
Net sales to unaffiliated customers									490.0	476.4	450.5
Latin America | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									367.8	357.0	331.6
Other international
Net sales to unaffiliated customers
Net sales to unaffiliated customers									319.3	287.5	275.5
Other international | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									$ 294.8	$ 264.4	$ 251.5